Intangible Asset (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Intangible Asset [Abstract]
Schedule of Fair Value of the Intangible Asset

The table below summarizes the fair value of the intangible asset:

Balance at January 1, 2023	$4,717
Loss on impairment of intangible asset	(1,042)
Depreciation of intangible asset	(486)

Balance at December 31, 2023	3,189

Depreciation of intangible asset	(183)

Balance at June 30, 2024	$3,006

The table below summarizes the fair value of the intangible asset:

Balance at January 1, 2022	$-
Purchase date September 30, 2022	4,861
Depreciation of intangible asset	(144)

Balance at December 31, 2022	$4,717
Loss on impairment of intangible asset	(1,042)
Depreciation of intangible asset	(486)

Balance at December 31, 2023	$3,189